CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
PROFIT FOR THE YEAR	$ 18,678	$ 16,536	$ 14,064
Items that will not be reclassified subsequently to the consolidated income statement:
Remeasurement of defined benefit obligation for the year	666	530	(953)
Income tax relating to items that will not be reclassified subsequently	(200)	(158)	286
Total of items that will not be reclassified subsequently to the consolidated income statement	466	372	(667)
Available-for-sale financial assets:
Valuation adjustments	1,932	(3,505)	(196)
Amounts reclassified to consolidated income statement	(9)	(120)	161
Income tax	(477)	1,174	53
Cash flow hedges:
Valuation adjustments	(1,585)	(1,095)	(612)
Amounts reclassified to consolidated income statement	118	1,785	1,479
Income taxes	440	(207)	(260)
Total of items that may be reclassified subsequently to the consolidated income statement	419	(1,968)	625
Other comprehensive income/(loss) for the year, net of income tax	885	(1,596)	(42)
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	19,563	14,940	14,022
Attributable to the Parent	$ 19,563	$ 14,940	14,009
Attributable to non-controlling interests			$ 13